Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 249.8	€ 181.0	€ 225.2
Weighted average number of ordinary shares (in shares)	172,779,621	176,570,770	192,519,070
Weighted average number of founder preferred shares (in shares)	1,500,000	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2018 non-executive restricted stock awards (in shares)	0